Short Term Bank Loans (Details) - USD ($)				12 Months Ended
	Nov. 03, 2024	Jun. 27, 2024	Jan. 10, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short Term Bank Loans [Line Items]
Guaranteed by payments				$ 5,274,478	$ 1,971,859
Loans interest expense				170,886	30,144	$ 24,239
Industrial and Commercial Bank of China [Member]
Short Term Bank Loans [Line Items]
Guaranteed by payments				1,369,994	422,541
Shanghai Pudong Development Bank [Member]
Short Term Bank Loans [Line Items]
Guaranteed by payments				1,369,994
Bank of Beijing [Member]
Short Term Bank Loans [Line Items]
Guaranteed by payments				$ 1,369,994
China Everbright Bank [Member]
Short Term Bank Loans [Line Items]
Guaranteed by payments					140,847
Repaid amounts			$ 140,847
Dongying Bank [Member]
Short Term Bank Loans [Line Items]
Guaranteed by payments					$ 1,408,471
Repaid amounts	$ 1,408,471
Industrial and Commercial Bank of China [Member]
Short Term Bank Loans [Line Items]
Repaid amounts		$ 422,541